Related Party Transactions (Tables)	11 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Accounts Payable and Other Current Liabilities

The following is a summary of related party accounts payable and other current liabilities (in thousands):

December 31, 2024
Paragon reimbursable Option Agreements’ fees	$1,482
Paragon milestone payments for Option Agreement	4,000
Paragon reimbursable other research expenses	515
Paragon reimbursable patent expenses	25
Total	$6,022